Fair Value Measurements and Fair Value of Financial Instruments - Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Level 3 [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 443
Increase for fair value adjustment of warrant liability	$ 662
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Ending balance	222
Series AB Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant	4,000
Warranty Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment	(113)
Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant	$ 266
Capital Royalty Partners [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment		(387)
WCAS Capital Partners IV, L.P. [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment		$ (56)